Organization and Reorganization - Balance sheet of the group's vie's (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Current assets:
Cash and cash equivalents	$ 27,855	¥ 193,920	$ 83,105	¥ 578,558	¥ 66,695	¥ 24,785
Prepayments and other current assets	27,835	193,782		68,819
Total current assets	76,329	531,384		699,632
Non-current assets:
Property, equipment and software, net		20,360		11,636
Long-term investments	1,131	7,874		4,390
Total non-current assets	5,144	35,811		26,293
TOTAL ASSETS	81,473	567,195		725,925
Current liabilities:
Accounts payable	837	5,825		6,996
Advance from customers	690	4,805		14,704
Salary and welfare benefits payable	9,771	68,025		48,835
Other taxes payable	3,231	22,494		16,974
Other current liabilities	5,877	40,913		36,426
Total current liabilities	20,406	142,062		123,935
TOTAL LIABILITIES	$ 20,716	144,220		123,935
Major VIEs
Current assets:
Cash and cash equivalents		13,136		25,166
Accounts receivable, net		6,834		27,160
Prepayments and other current assets		17,092		16,692
Amount due from the subsidiaries of the Group		11,197		4,973
Total current assets		48,259		73,991
Non-current assets:
Property, equipment and software, net		313		522
Long-term investments		7,874		4,390
Total non-current assets		8,187		4,912
TOTAL ASSETS		56,446		78,903
Current liabilities:
Accounts payable		3,624		1,871
Advance from customers		2,677		13,922
Salary and welfare benefits payable		29,970		30,535
Other taxes payable		12,412		12,651
Other current liabilities		800		5,306
Amount due to the subsidiaries of the Group		183,674		233,295
Total current liabilities		233,157		297,580
TOTAL LIABILITIES		¥ 233,157		¥ 297,580